LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Impact of New Lease Guidance on Date of Adoption
The following table illustrates the impact of the adoption of the new lease guidance on the Company's previously reported Consolidated balance sheet line items:

(millions of Canadian $)	As reported December 31, 2018	Adjustment	January 1, 2019

Plant, property and equipment	66,503	585	67,088
Accounts payable and other	5,408	57	5,465
Other long-term liabilities	1,008	528	1,536

Operating Lease Cost and Other Information
Operating lease cost is as follows:

year ended December 31
(millions of Canadian $)	2019

Operating lease cost[1]	117
Sublease income	(11)
Net operating lease cost	106

1	Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2019

Cash paid for amounts included in the measurement of operating lease liabilities	76
ROU assets obtained in exchange for new operating lease liabilities	9

at December 31	2019

Weighted average remaining lease term	10 years
Weighted average discount rate	3.5%

Schedule of Future Annual Payments
Future payments reported under previous lease guidance for the Company’s operating leases as at December 31, 2018 were as follows:

(millions of Canadian $)	Minimum operating lease payments

2019	81
2020	78
2021	76
2022	69
2023	67
Thereafter	390
761

Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities and where they are disclosed on the Consolidated balance sheet as at December 31, 2019 are as follows:

(millions of Canadian $)

2020	73
2021	69
2022	59
2023	58
2024	57
Thereafter	323
Total operating lease payments	639
Imputed interest	(107)
Operating lease liabilities	532

Future Lease Payments to be Received Under Operating Leases	Future lease payments to be received under operating leases as at December 31, 2019 are as follows:

(millions of Canadian $)	Future lease payments

2020	123
2021	116
2022	111
2023	109
2024	109
Thereafter	164
732